INCOME TAX MATTERS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Matters
Accounting net loss before tax	€ (8,928)	€ (43,415)	€ (67,047)	€ (14,769)
At Codere Online statutory income tax rate	1,518	7,381	11,398	3,692
Tax effect unrecognized tax losses and permanent differences	4,119	(19,486)	(17,705)	(5,395)
Recognition of previously unrecognised tax losses	854
Utilisation of previously unrecognised tax losses			(1,000)
Effect of different rates in different jurisdictions	22	9,137	6,341	3,095
Adjustment of prior year taxes				118
Income tax benefit/(expense)	€ 6,513	€ (2,968)	€ (966)	€ (1,510)
Effective tax rate	73.00%	7.00%	1.00%	10.22%
Current tax expense	€ (1,604)	€ (3,029)	€ (966)	€ (1,510)
Deferred tax benefit/(expense)	8,117	61
Total income tax benefit/(expense)	€ 6,513	€ (2,968)	€ (966)	€ (1,510)